Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2015	€ 120,329	€ 3,374	€ 182,085	€ (85)	€ 5,763	€ (70,808)
Statement [LineItems]
Loss for the year	(68,505)					(68,505)
Other comprehensive loss, net of tax	6			6
Total comprehensive income/(loss)	(68,499)			6		(68,505)
Share-based payment (Note 6)	7,321				7,321
Capital increase	125,966	980	124,986
Cost of capital increase	(8,504)		(8,504)
Equity at Dec. 31, 2016	176,613	4,354	298,567	(79)	13,084	(139,313)
Statement [LineItems]
Loss for the year	(123,897)					(123,897)
Other comprehensive loss, net of tax	65			65
Total comprehensive income/(loss)	(123,832)			65		(123,897)
Share-based payment (Note 6)	9,709				9,709
Capital increase	133,109	613	132,496
Cost of capital increase	(8,388)		(8,388)
Equity at Dec. 31, 2017	187,211	4,967	422,675	(14)	22,793	(263,210)
Statement [LineItems]
Loss for the year	(130,097)					(130,097)
Other comprehensive loss, net of tax	17			17
Total comprehensive income/(loss)	(130,080)			17		(130,097)
Share-based payment (Note 6)	19,652				19,652
Capital increase	216,385	692	215,693
Cost of capital increase	(13,118)		(13,118)
Equity at Dec. 31, 2018	€ 280,050	€ 5,659	€ 625,250	€ 3	€ 42,445	€ (393,307)